Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 3,551,144	$ 6,449,010	$ 6,050,466	$ (7,625,541)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of founder shares				1,707
Interest and dividends earned on marketable securities held in Trust Account	(270,515)	(27,997)	(33,576)	(65,744)
Change in fair value of derivative warrant liabilities	(4,231,093)	(7,533,260)	(7,457,876)	7,193,729
Warrant issuance transaction costs				186,456
Cash Flows from Investing Activities:
Extension payments made into Trust Account	(1,270,500)
Withdrawal from Trust Account upon redemption of 9,669,449 Class A ordinary shares	96,761,060
Prepaid expenses and other current assets	(54,874)	61,344	75,844	(75,844)
Accounts payable and accrued expenses	284,894	56,481	146,992	81,485
Net cash used in operating activities	(720,444)	(994,422)	(1,218,150)	(303,752)
Investment of cash in Trust Account				(143,750,000)
Net cash provided by investing activities	95,490,560			(143,750,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				140,875,000
Proceeds from sale of Private Placement Warrants				4,375,000
Proceeds from promissory notes – related party	2,080,834	300,000	600,000	10,000
Redemption of 9,669,449 Class A ordinary shares	(96,761,060)
Repayment of promissory note – related party				(246,330)
Payments of offering costs				(229,081)
Net cash used in financing activities	(94,680,226)	300,000	600,000	144,784,589
Net Change in Cash	89,890	(694,422)	(618,150)	730,837
Cash – Beginning of period	112,687	730,837	730,837
Cash – Ending of period	$ 202,577	$ 36,415	112,687	730,837
Non-Cash Investing and Financing Activities:
Offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares				25,000
Deferred underwriting fee payable				5,031,250
Payment of offering costs through promissory note				$ 234,623